Common Shares (Details) - USD ($)					12 Months Ended
	Feb. 06, 2026	Dec. 05, 2025	Nov. 21, 2023	Jul. 12, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Sep. 24, 2025
Common Shares [Line Items]
Repurchased value (in Dollars)						$ 3,920,356	$ 510,744
Average stock price (in Dollars per share)					$ 2.11	$ 2.11
Issuance of share consideration (in Dollars)		$ 23,900,000
Price per share (in Dollars per share)					$ 0.001	$ 0.001
Number of trading days	10 days
Beneficial owner ordinary shares					84,782,499	87,552,800
Restricted Stock [Member]
Common Shares [Line Items]
Aggregate restricted shares				3,951,368
Kenny Hu Director and Chairman of the Board [Member]
Common Shares [Line Items]
Beneficial owner ordinary shares								14,426,481
Subsequent Event [Member]
Common Shares [Line Items]
Stock issued (in Dollars)	$ 17,700,000
Price per share (in Dollars per share)	$ 1.35
Number of trading days	10 days
Beneficial owner ordinary shares	17.7
Subsequent Event [Member] | Beneficial Owner [Member]
Common Shares [Line Items]
Beneficial owner ordinary shares	14,426,481
Treasury Stock, Common [Member] | Kenny Hu Director and Chairman of the Board [Member]
Common Shares [Line Items]
Repurchased value (in Dollars)			$ 30,000,000
Repurchased shares					2,077,134	2,077,134